Borrowings (Details) ¥ in Millions							12 Months Ended
	Mar. 31, 2022 USD ($) ft²	Sep. 27, 2021 USD ($)	Sep. 27, 2021 JPY (¥)	Dec. 21, 2020	Sep. 25, 2020 USD ($)	Sep. 25, 2020 JPY (¥)	Mar. 31, 2022 USD ($) ft²	Mar. 31, 2021 USD ($) ft²	Mar. 31, 2020 USD ($)	Oct. 30, 2026	Mar. 31, 2024	Mar. 31, 2022 JPY (¥) ft²	Mar. 31, 2021 JPY (¥) ft²
Borrowings (Details) [Line Items]
Aggregate credit line		$ 61,600,000	¥ 7,500.0		$ 63,200,000	¥ 7,000.0
Borrowed amount	$ 41,000,000						$ 41,000,000	$ 59,600,000				¥ 5,000.0	¥ 6,600.0
Net outstanding balance	40,300,000						40,300,000	58,900,000				4,900.0	6,500.0
Unamortized loan service	$ (711,018)						$ (711,018)	$ 700,000				¥ 86.6	¥ 81.7
Piece of land (in Square Feet) | ft²	16,165						16,165	16,165				16,165	16,165
Land carrying value	$ 2,800,000						$ 2,800,000	$ 2,800,000				¥ 340.1	¥ 340.1
Credit line description				the Company entered into a construction contract with a construction company for the construction of its new distribution center in Koshigaya. The total cost of the contract was approximately ¥511.9 million (approximately $4.2 million) was fully paid in six installments by August 31, 2021. On the same day, the Company entered into a loan agreement with Tokyo Higashi Shinkin Bank to borrow ¥25.6 million (approximately $0.2 million) for eight months with a maturity date of August 31, 2021. On January 29, 2021, the Company entered into a second loan agreement with Tokyo Higashi Shinkin Bank to borrow approximately ¥128.0 million (approximately $1.1 million) for seven months with a maturity date of August 31, 2021. On March 22, 2021, the Company entered into a third loan with Tokyo Higashi Shinkin Bank to borrow approximately ¥153.6 million (approximately $1.3 million) for five months with a maturity date of August 31, 2021. On July 21, 2021, the Company entered into a fourth loan with Tokyo Higashi Shinkin Bank to borrow approximately ¥13.9 million (approximately $0.1 million) for one month with a maturity date of August 31, 2021. All loans are the capital for the construction of this distribution center and bear a fixed interest rate of 1.20%.
Interest rate description	(3)The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
Interest expenses | $							$ 2,857,599	$ 2,046,933	$ 1,888,018
Weighted average interest rates	1.51%						1.51%	0.97%	1.46%			1.51%	0.97%
Forecast [Member]
Borrowings (Details) [Line Items]
Bears interest rate, percentage										10.50%	9.00%